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PAX WORLD                                                       600 FIFTH AVENUE
MONEY MARKET FUND, INC.                                     NEW YORK, N.Y. 10020
                                                                  (212) 830-5200

================================================================================










Dear Shareholder:



We are pleased to present the semi-annual report of Pax World Money Market Fund, Inc. for the period May 27, 1998 (Commencement of Sales) through July 31, 1998.

The Fund had net assets of $58,473,364 and 294 active shareholders as of July 31, 1998.

Thank you for your support and we look forward to continuing to serve your cash management needs.

Sincerely,






\s\Thomas W. Grant           \s\Laurence A. Shadek             \s\Steven W. Duff


Thomas W. Grant              Laurence A. Shadek                Steven W. Duff
President                    Executive Vice-President          Director

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PAX WORLD MONEY MARKET FUND, INC.
STATEMENT OF NET ASSETS
JULY 31, 1998
(UNAUDITED)
================================================================================

     Face                                                              Maturity                     Value
    Amount                                                               Date          Yield       (Note 1)
    ------                                                               ----          -----        ------

Commercial Paper (13.66%)
------------------------------------------------------------------------------------------------------------------------------------
 $     2,000,000  Abbott Laboratories                                   08/20/98        5.51%    $  1,994,815
       2,000,000  Merrill Lynch & Company, Inc.                         08/18/98        5.56        1,995,391
       2,000,000  Nestle Capital Corporation                            08/05/98        5.53        1,999,387
       2,000,000  Paine Webber Group                                    08/17/98        5.66        1,995,621
 ---------------                                                                                 ------------
       8,000,000  Total Commercial Paper                                                            7,985,214
 ---------------                                                                                 ------------

Foreign Commercial Paper (3.41%)
------------------------------------------------------------------------------------------------------------------------------------
 $     2,000,000  Ford Credit Europe PLC                                08/14/98        5.56%    $  1,996,621
 ---------------                                                                                 ------------
       2,000,000  Total Foreign Commercial Paper                                                    1,996,621
 ---------------                                                                                 ------------

Domestic Certificates of Deposit (6.84%)
------------------------------------------------------------------------------------------------------------------------------------
 $     2,000,000  Chase Manhattan Bank USA                              01/15/99        5.62%    $  2,000,000
       2,000,000  Morgan Guaranty Trust Company                         02/02/99        5.65        1,997,687
 ---------------                                                                                 ------------
       4,000,000  Total Domestic Certificates of Deposit                                            3,997,687
 ---------------                                                                                 ------------

Repurchase Agreements (75.74%)
----------------------------------------------------------------------------------------------------------------------------
 $    44,288,000  Morgan (J.P.) Securities, Inc.
                  (Collateralized by $105,100,935 GNMAs,
                  8.500% to 9.000%, due 07/15/16 to 06/15/27)           08/03/98        5.65%    $ 44,288,000
 ---------------                                                                                 ------------
      44,288,000  Total Repurchase Agreements                                                      44,288,000
 ---------------                                                                                 ------------
                  Total Investments (99.65%) (Cost $58,267,522+)                                   58,267,522
                  Cash and Other Assets, Net of Liabilities (0.35%)                                   205,842
                                                                                                 ------------
                  Net Assets (100.00%)                                                           $ 58,473,364
                                                                                                 ============
                  Net Asset Value, offering and redemption price per share:
                    Individual Investor Class, 821,968 shares outstanding (Note 3)               $       1.00
                                                                                                 ============
                    Institutional Class,    57,651,396 shares outstanding (Note 3)               $       1.00
                                                                                                 ============

                  +   Aggregate cost for federal income tax purposes is identical.






--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

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PAX WORLD MONEY MARKET FUND, INC.
STATEMENT OF OPERATIONS
FOR THE PERIOD MAY 27, 1998 (COMMENCEMENT OF SALES) TO JULY 31, 1998
(UNAUDITED)
================================================================================







INVESTMENT INCOME

 Income:
   Interest.................................................................     $      365,417
                                                                                  -------------
 Expenses: (Note 2)
   Advisory fee.............................................................              9,637
   Administrative services fee..............................................              6,425
   Shareholder servicing fee (Individual Investor Class)....................                460
   Custodian expenses.......................................................              1,244
   Shareholder servicing and related shareholder expenses...................              3,272
   Legal fees, compliance and filing fees...................................              7,036
   Audit and accounting.....................................................              4,267
   Directors' fees..........................................................              3,000
   Amortization of organization costs.......................................              3,217
   Other....................................................................                451
                                                                                  -------------
       Total expenses.......................................................             39,009
       Less fees waived.....................................................     (       16,062)
                                                                                  -------------
       Net expenses ........................................................             22,947
                                                                                  -------------
   Net investment income....................................................            342,470
                                                                                  -------------

REALIZED GAIN (LOSS) ON INVESTMENTS

 Net realized gain (loss) on investments....................................               -0-
                                                                                  -------------
 Increase in net assets from operations.....................................     $      342,470



--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

PAX WORLD MONEY MARKET FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
(UNAUDITED)
================================================================================




                                                                                   May 27, 1998
                                                                              (Commencement of Sales)
                                                                                 to July 31, 1998
                                                                                 ----------------
INCREASE (DECREASE) IN NET ASSETS

 Operations:
   Net investment income...............................................         $         342,470
   Net realized gain (loss) on investments.............................                 -0-
                                                                                 ----------------
   Increase in net assets from operations..............................                   342,470

 Dividends to shareholders from net investment income:
   Individual Investor Class...........................................         (           9,010)
   Institutional Class.................................................         (         333,460)

 Capital share transactions (Note 3):
   Individual Investor Class...........................................                   821,968
   Institutional Class.................................................                57,551,396
                                                                                 ----------------
   Total increase (decrease)...........................................                58,373,364

 Net assets:
   Beginning of period.................................................                   100,000
                                                                                 ----------------
   End of period.......................................................         $      58,473,364
                                                                                 ================







--------------------------------------------------------------------------------
                        See Notes to Financial Statements

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PAX WORLD MONEY MARKET FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)
================================================================================
1. Summary of Accounting Policies.
Pax World Money Market Fund, Inc. is a no-load, open-end management investment company registered under the Investment Company Act of 1940. The Fund has three classes of stock authorized, the Individual Investor Class, the Institutional Class and the Broker Service Class. The Individual Investor Class shares are subject to a service fee pursuant to the Fund's Rule 12b-1 Distribution and Service Plan and are sold through financial intermediaries who provide servicing to Individual Investor Class shareholders for which they receive compensation from Pax World Management Corp. (the "Advisor"), Reich & Tang Asset Management, L.P. (the "Sub-Advisor"), or Reich & Tang Distributors, Inc. ("the Distributor"). The Institutional Class shares are not subject to a service fee and either are sold directly to Institutional Investors or are sold through financial intermediaries that do not receive compensation from the Advisor, Sub-Advisor or the Distributor. The Broker Service Class shares are subject to a service fee pursuant to the Fund's 12b-1 Distribution and Service Plan and are sold through financial intermediaries who provide servicing to Broker Service Class shareholders for which they receive compensation from the Advisor, the Sub-Advisor or the Distributor. The Broker Service Class shares are subject to an additional sub-transfer agent accounting fee. In all other respects, the Individual Class, Institutional Class and Broker Service Class shares represent the same interest in the income and assets of the Fund. The Fund's financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument.

     b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (including net realized short-term capital gains) are declared daily and paid monthly. Capital gains distributions if any, will be made at least annually and in no event later than sixty days after the end of the Fund's fiscal year.

     d) Organization Costs -
     Organization expenses are being deferred and amortized on a straight line basis over a period of five years from the Fund's commencement of operations. The proceeds of any redemptions by the original shareholder of the initial shares will be reduced by a pro rata portion of any then unamortized organizational expenses, based on the ratio of the shares redeemed to the total initial shares outstanding immediately prior to the redemption.

     e) Use of Estimates -
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     f) General -
     Securities transactions are recorded on a trade date basis. Interest income is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis. It is the Fund's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     PAX WORLD MONEY MARKET FUND, INC.
     NOTES TO FINANCIAL STATEMENTS (CONTINUED)
     (UNAUDITED)
================================================================================

2. Investment Management Fees and Other Transactions with Affiliates.
Under the Advisory Agreement, the Fund will pay Pax World Management Corp. (the "Advisor") an annual advisory fee of .15% of the Fund's average daily net assets.

Pursuant to the terms of a Sub-Advisory Agreement between the Advisor and Reich & Tang Asset Management L.P. (the "Sub-advisor"), the Advisor will pay the Sub-Advisor an annual management fee of .075% of the Fund's average daily net assets from its advisory fee.

Pursuant to an Administrative Services Agreement for the Fund, the Sub-Advisor receives an annual fee of .10% of the Fund's average daily net assets.

Pursuant to a Distribution and Service Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the "Distributor") have entered into a Shareholder Servicing Agreement (with respect to the Individual Investor Class and the Broker Service Class shares of the fund only). For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund with respect only to the Individual Investor Class and the Broker Service Class shares, a service fee equal to .25% per annum of the average daily net assets.

During the period ended July 31, 1998, the Advisor and the Sub-Advisor voluntarily waived advisory and administrative services fees of $9,637 and $6,425, respectively.

Fees are paid to Directors who are unaffiliated with the Advisor on the basis of $1,000 per annum plus $250 per meeting attended.

Included under the caption "Shareholder servicing and related shareholder expenses" are fees of $1,170 paid to Reich & Tang Services, Inc. an affiliate of the Sub-Advisor as servicing agent for the Institutional Class.

3. Capital Stock.
At July 31, 1998, 20,000,000,000 shares of $.001 par value stock were authorized and paid in capital amounted to $58,473,364. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                     May 27, 1998
                                              (Commencement of Sales) to
                                                   July 31, 1998
                                                   -------------
   INDIVIDUAL INVESTOR CLASS
   -------------------------
   Sold...................................             2,878,410
   Issued on reinvestment of dividends....                 7,652
   Redeemed...............................        (    2,064,094)
                                                   -------------
   Net increase (decrease)................               821,968
                                                   =============


   INSTITUTIONAL CLASS
   -------------------
   Sold...................................            62,340,000
   Issued on reinvestment of dividends....               305,782
   Redeemed...............................        (    5,094,386)
                                                   -------------
   Net increase (decrease)................            57,551,396
                                                   =============


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


--------------------------------------------------------------------------------




================================================================================

4.   Financial Highlights.
                                                                     May 27, 1998
                                                                (Commencement of Sales) to
                                                                     July 31, 1998
                                                                     -------------
                                                         INDIVIDUAL               INSTITUTIONAL
                                                       INVESTOR CLASS                 CLASS
                                                       --------------                 -----
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period..................   $   1.00                  $   1.00
                                                          ---------                 ---------
 Income from investment operations:
   Net investment income...............................       0.009                     0.010
 Less distributions:
   Dividends from net investment income................   (   0.009)                (   0.010)
                                                          ---------                 ---------
 Net asset value, end of period........................   $   1.00                  $   1.00
                                                          =========                 =========
 Total Return..........................................       5.01%*                    5.27%*
 Ratios/Supplemental Data
 Net assets, end of period (000).......................   $   822                   $57,651
 Ratios to average net assets:
   Expenses (net of fees waived).......................       0.60%*                    0.35%*
   Net investment income...............................       4.90%*                    5.34%*
   Advisory and administrative services fees waived....       0.25%*                    0.25%*



     * Annualized














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                              PAX WORLD FUND FAMILY
                                 222 State Street
                            Portsmouth, NH 03801-3853
                             http://www.paxfund.com/


                          -Pax World Money Market Fund-
                                 A No-Load Fund


For general fund information, please call:
1-800-767-1729
For shareholder account information, please call:
1-800-372-7827


Transfer and Dividend Disbursing Agents-

Individual Investor Class:
PFPC, Inc.
P.O. Box 8950
Wilmington, DE 19899

Institutional & Broker Service Classes:
Reich & Tang Services, Inc.
600 5th Avenue
New York, NY 10020


Investment Adviser-
Pax World Management Corp.
222 State Street
Portsmouth, NH 03801-3853

All Account Inquiries should be addressed to:
Pax World Money Market Fund
P.O. Box 8930
Wilmington, DE 19899-8930






Pax World Money Market Fund
1998 Semi-Annual Report
Dated July 31, 1998

Printed in the USA on recycled paper
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                                                                1998 SEMI-ANNUAL
                                                                          REPORT


                                [GRAPHIC OMITTED]





                                [GRAPHIC OMITTED]






                                   Semi-Annual
                                     Report


                                  July 31, 1998
                                   (Unaudited)












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